Consolidated Variable Interest Entities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Entity	Mar. 31, 2017 Entity	Dec. 31, 2016 Entity
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities		3	3
Number of newly consolidated variable interest entities	2
Non-cash capital lease obligation reduction | $	$ 24
Condo management VIE [member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities		1	1
Hotel VIEs [member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	2	2	2
Unconsolidated investments in affiliates [Member]
Variable Interest Entity [Line Items]
Number of deconsolidated variable interest entities			1